Shareholder Report, Line Graph (Details) 462710_The Tocqueville Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
The Tocqueville Fund
Account Value [Line Items]
Accumulated Value	$ 26,323	$ 19,877	$ 19,076	$ 21,041	$ 15,566	$ 14,822	$ 12,899	$ 12,645	$ 10,461	$ 10,000	$ 33,117
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	$ 32,272	$ 23,383	$ 21,230	$ 24,862	$ 17,397	$ 15,857	$ 13,870	$ 12,921	$ 10,451	$ 10,000	$ 39,196